Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-256665
Entity Registrant Name	ABITS GROUP INC
Entity Central Index Key	0001864055
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Level 24 Lee Garden One 33 Hysan
Entity Address, Address Line Two	Avenue Causeway Bay
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	ABTS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	35,554,677
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 24 Lee Garden One 33 Hysan
Entity Address, Address Line Two	Avenue Causeway Bay
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	9855 6575
Contact Personnel Name	Wanhong Tan
Contact Personnel Email Address	yf@abitgrp.com